Goodwill and Intangible Assets (Details Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment Loss Of Intangible Assets	$ 0		$ 134,290	$ 63,621
Amortization expense relating to purchased intangible assets			$ 212,429	$ 87,096
Amortization expense relating to purchased intangible assets	$ 227,568	$ 2,621